DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	7. DERIVATIVE FINANCIAL INSTRUMENTS
The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2025			31 December 2024
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	13,245	110	242	14,570	250	158
Interest rate contracts	29,013	168	372	29,745	300	499
Inflation rate contracts	141	16	32	–	–	–
Equity and credit contracts	626	115	22	701	133	23
Total derivatives held for trading	43,025	409	668	45,016	683	680
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	3,027	54	11	1,712	42	8
Interest rate contracts	169,396	730	600	146,385	1,056	477
	172,423	784	611	148,097	1,098	485
Designated as cash flow hedges:
Exchange rate contracts	21,320	414	685	21,535	698	266
Interest rate contracts	48,237	421	480	55,811	334	929
Inflation rate contracts	1,850	100	–	1,794	70	–
Equity derivative contracts	59	72	–	62	24	–
	71,466	1,007	1,165	79,202	1,126	1,195
Total derivatives held for hedging	243,889	1,791	1,776	227,299	2,224	1,680
Derivative netting[1]	–	(1,290)	(1,290)	–	(1,643)	(1,643)
Total derivatives	286,914	910	1,154	272,315	1,264	717
1 Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£1,116m (2024: £489m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £24m (2024: £32m).
At 30 June 2025, the fair value of derivative assets included amounts due from Banco Santander group entities of £531m (2024: £598m) and the fair value of derivative liabilities included amounts due to Banco Santander group entities of £611m (2024: £258m).